Acquisitions - Narrative (Details) $ in Millions			12 Months Ended
	Aug. 31, 2017 USD ($) employee	Aug. 23, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Consideration paid, net of cash received			$ 202	$ 0	$ 0
Title Guaranty of Hawaii
Business Acquisition [Line Items]
Number of employees (more than) | employee	300
Title Guaranty of Hawaii | FNF
Business Acquisition [Line Items]
Percentage of membership interests acquired	90.00%
Consideration paid, net of cash received	$ 93
Title Acquisitions | FNF
Business Acquisition [Line Items]
Consideration paid, net of cash received				$ 89
Real Estate Technology Acquisitions | FNF
Business Acquisition [Line Items]
Consideration paid, net of cash received			98
Goodwill expected tax deductible amount			$ 37
Real Estate Technology Acquisitions | Real Geeks, RG | FNF
Business Acquisition [Line Items]
Percentage of membership interests acquired			100.00%
Real Estate Technology Acquisitions | SkySlope, Inc, SS | FNF
Business Acquisition [Line Items]
Percentage of membership interests acquired			67.00%
Commissions, Inc. | FNF
Business Acquisition [Line Items]
Percentage of membership interests acquired		95.00%
Consideration paid, net of cash received		$ 229